Leases (Tables)	12 Months Ended
Sep. 30, 2024
Leases [Abstract]
Schedule of Recognize Right-of-Use Assets and Lease Liabilities on the Balance Sheet	The Company has elected an accounting policy to not recognize short-term leases (one year or less) on the balance sheet.
	As of September 30,
	2024	2023
	US$	US$
Operating lease right-of-use assets	$660,946	$954,771
Operating lease liabilities – current	$270,183	$293,040
Operating lease liabilities – non-current	308,575	556,674
Total operating lease liabilities	$578,758	$849,714

Schedule of Weighted-Average Remaining Lease Term and the Weighted-Average Discount Rate	The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:
	As of September 30,
	2024	2023
Weighted-average remaining lease term (years)	1.94	2.45
Weighted-average discount rate	4.75%	4.75%

Schedule of the Maturity of Operating Lease Liabilities	The following table summarizes the maturity of operating lease liabilities as of September 30, 2024:
12 months ending September 30,	Operating
US$
2025	$291,836
2026	314,775
Thereafter	—
Total lease payments	606,611
Less: imputed interest	(27,853)
Total lease liabilities	$578,758